Loan and Lease Receivables - Additional Information (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	$ 2,214,956,000		$ 2,147,163,000			$ 1,343,816,000
Loans held for sale pledged as security for borrowings	530,300,000		507,200,000			545,300,000
Allowance for loan and lease losses	15,980,000	$ 13,969,000	10,923,000	$ 6,501,000	$ 6,490,000	7,632,000	$ 4,794,000
Acquired Impaired Loans
Accounts Notes And Loans Receivable [Line Items]
Allowance for loan and lease losses	3,800,000		1,600,000			3,300,000
Installment and Other
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	3,208,000		2,917,000			1,899,000
Overdraft deposits reclassified as loans	483,000		1,000,000			1,100,000
Allowance for loan and lease losses	30,000	$ 344,000	334,000	$ 355,000	$ 367,000	$ 357,000	$ 121,000
U.S. Government Guaranteed Loans
Accounts Notes And Loans Receivable [Line Items]
Total loans and leases	$ 51,900,000		$ 34,800,000